REVENUE (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in thousands)	2025	2024	2025	2024
License revenue
License revenue - Novartis	$10,481	$17,065	$35,216	$45,015
License revenue - Janssen	—	31	—	75,108
License revenue - Related party sublicense*	—	—	20,033	—
License revenue - total	10,481	17,096	55,249	120,123
Collaboration revenue	261,831	142,828	667,163	314,563
Other revenue	18	281	111	6,033
Total Revenue	$272,330	$160,205	$722,523	$440,719

* License revenue - Related party sublicense: License revenue recognized under a license agreement where the related party is required to remit to the Company 10.0% of license payment it earns from sublicensing to third parties the specified patents and related know-how that are included in the agreement. The license revenue was recognized at the time when the related party received the payment from its licensor.

Summary of Revenue by Geographic Area
An analysis of revenue by geographic area is as follows. The revenue information is based on the locations of the customers.

	Three months ended September 30,		Nine months ended September 30,
(Dollars in thousands)	2025	2024	2025	2024
License and Other Revenue
United States of America	$10,481	$17,347	$35,216	$125,932
China	18	30	20,144	224
Total License and Other Revenue	$10,499	$17,377	$55,360	$126,156

Collaboration Revenue
United States of America	$197,831	$129,077	$535,990	$282,668
Europe	64,000	13,751	131,173	31,895
Total Collaboration Revenue	$261,831	$142,828	$667,163	$314,563

Total Revenue	$272,330	$160,205	$722,523	$440,719

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in thousands)	2025	2024	2025	2024
Revenue at a point in time	$261,849	$143,140	$687,307	$395,704
Revenue over time*	10,481	17,065	35,216	45,015
Total Revenue	$272,330	$160,205	$722,523	$440,719
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.